Cover	Oct. 27, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	INDEPENDENT BANK CORPORATION
Entity Incorporation, State or Country Code	MI
Entity File Number	0-7818
Entity Tax Identification Number	38-2032782
Entity Address, Address Line One	98 Ottawa Ave NW
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49503
City Area Code	616
Local Phone Number	527-5820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	IBCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000039311
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	4200 East Beltline
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525